Related Party Transactions - Summary of Significant Investment And Collection Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balhae Infrastructure Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	10,661	26,054
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 5
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
POSCO-KB Shipbuilding Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	₩ 0	₩ 950
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
KB Pre IPO Secondary Venture Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	₩ 0	₩ 1,429
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
KB-KDBC Pre-IPO New Technology Business Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	0	5,200
KB-SJ Tourism Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	0	400
Korea Credit Bureau Co., Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	90	0
KB-UTC Inno-Tech Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	2,250	0
KB-Solidus Global Healthcare Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	16,440	19,630
KB-Stonebridge Secondary Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	4,369
Withdrawal and others	7,191	4,216
KB Star Office Private Real Estate Master Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 26,240
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
KB SPROTT Renewable Private Equity Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 12,247
Withdrawal and others	476	0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,800	1,320
Withdrawal and others	2,572	4,706
KB Bio Private Equity No.3 Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 10,000
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
Project Vanilla Co., Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	₩ 0	₩ 525
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
KB-TS Technology Venture Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	672	4,536
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	12,500	12,800
Aju Good Technology Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	11,377	5,400
498/7 Owners LLC
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 166,851
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
KB-KTB Technology Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 5,600	₩ 11,200
Withdrawal and others	0	0
KB-SOLIDUS Healthcare Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	21,861	18,000
Withdrawal and others	0	0
Paramark KB Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	3,342	12,444
Withdrawal and others	0	2,285
FineKB Private Equity Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	7,500
Withdrawal and others	2,125	3,100
KB-GeneN Medical Venture Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	0	0
KB-BridgePole Venture Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	850
Withdrawal and others	714	0
KB-Kyobo New Mobility Power Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	3,000
Withdrawal and others	0	0
DA-Friend New Technology Investment Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	988
Withdrawal and others	0	0
Cornerstone Pentastone Fund No.4
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	818
Withdrawal and others	0	0
SKS-VLP New Technology Investment Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,156
Withdrawal and others	₩ 1,156	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
JS Private Equity Fund No.3
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 1,700
Withdrawal and others	0	0
Mirae Asset Mobility Investment Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	0	0
KB-FT 1st Green Growth Investment Fund 1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	0	0
THE CHAEUL FUND NO.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,000
Withdrawal and others	0	0
Star-Lord General Investors Private Real Estate Investment Company No.10
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	46,700
Withdrawal and others	0	10
KB Co-Investment Private Equity Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,208	7,268
Withdrawal and others	0	0
Glenwood Credit Private Equity Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	42,000
Withdrawal and others	0	0
Apollo REIT PropCo LLC
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	19,968
Withdrawal and others	₩ 0	₩ 19,968
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
TMAP Mobility Co., Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 200,000
Withdrawal and others	0	0
POSITIVE Sobujang Venture Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	0	0
History 2022 Fintech Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	0	0
PEBBLES-MW M.C.E New Technology Investment Fund 1st
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	₩ 2,000	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
KB-NP Green ESG New Technology Venture Capital Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 9,075	₩ 9,350
Withdrawal and others	0	0
Nextrade Co., Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	9,700
Withdrawal and others	0	0
KB-Badgers Future Mobility ESG Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	5,540	2,137
Withdrawal and others	0	0
Shinhan Global Mobility Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,345
Withdrawal and others	0	0
SKB Next Unicorn K-Battery Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,995
Withdrawal and others	0	0
Lakewood-AVES Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,000	0
Withdrawal and others	0	0
MW-Pyco NewWave New Technology Investment Fund 4th
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,000	0
Withdrawal and others	0	0
KB No.23 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 5	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
KB No.24 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 25	₩ 0
Withdrawal and others	₩ 25	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
KB No.25 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 5	₩ 0
Withdrawal and others	0	0
KB No.26 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	5	0
Withdrawal and others	0	0
Bitgoeul Cheomdan Green 1st Co., Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	190	0
Withdrawal and others	0	0
KB-SUSUNG 1st Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,000	0
Withdrawal and others	0	0
Friend 55 New Technology Business Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,200	0
Withdrawal and others	0	0
Hahn & Company No. 4-3 Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	7,183	0
Withdrawal and others	₩ 32	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2023.	Excluded from the Group’s related party as of December 31, 2023.
KB No.27 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 5	₩ 0
Withdrawal and others	0	0
DSIP-Pharos Bioenergy Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	4,000	0
Withdrawal and others	0	0
Shinhan-Eco Venture Fund 2nd
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,825	0
Withdrawal and others	0	0
Leading H2O Fund 1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,500	0
Withdrawal and others	0	0
2023 JB Newtech No.2 Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,800	0
Withdrawal and others	0	0
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	27,034	0
Withdrawal and others	0	0
U-KB Credit No.1 Private Equity
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	6,419	0
Withdrawal and others	0	0
KB-BridgePole Venture Investment Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,500	0
Withdrawal and others	0	0
Sirius Silicon Valley I New Technology Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	500	0
Withdrawal and others	₩ 0	₩ 0